Commitments, contingent liabilities and contingent assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments
Contracts placed for future capital expenditure on Property, plant and equipment and software development costs not provided for in these financial statements	$ 502	$ 388	$ 689